UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-07420

Exact name of registrant as specified in charter:	Delaware Investments® Minnesota
Municipal Income Fund II, Inc.

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2015

Item 1. Schedule of Investments.

Schedule of investments

Delaware Investments® Minnesota Municipal Income Fund II, Inc.
December 31, 2015 (Unaudited)

	Principal	Value
	Amount°	(U.S. $)
Municipal Bonds – 142.16%
Corporate-Backed Revenue Bonds – 6.54%
Cloquet Pollution Control
Revenue
(Potlatch Project) 5.90%
10/1/26	5,500,000	$5,506,160
Laurentian Energy Authority I
Cogeneration Revenue
Series A 5.00% 12/1/21	3,325,000	3,324,867
St. Paul Port Authority
Revenue
(Gerdau St. Paul Steel Mill
Project) Series 7 4.50%
10/1/37 (AMT)	2,605,000	2,382,898
		11,213,925
Education Revenue Bonds – 20.12%
Baytown Township Lease
Revenue
(St. Croix Preparatory
Academy) 5.75% 8/1/42	300,000	307,059
Brooklyn Park Charter School
Lease
(Prairie Seeds Academy
Project)
Series A 5.00% 3/1/34	990,000	1,008,156
Series A 5.00% 3/1/39	170,000	170,859
Cologne Charter School Lease
Revenue
(Cologne Academy Project)
Series A 5.00% 7/1/29	270,000	285,989
Series A 5.00% 7/1/45	445,000	456,414
Deephaven Charter School
(Eagle Ridge Academy
Project)
Series A 5.25% 7/1/37	740,000	766,884
Series A 5.25% 7/1/40	500,000	515,465
Forest Lake Minnesota
Charter School Revenue
(Lake International
Language Academy)
5.75% 8/1/44	705,000	761,033
Hugo Charter School Lease
Revenue
(Noble Academy Project)
Series A 5.00% 7/1/34	255,000	260,212
Series A 5.00% 7/1/44	775,000	772,667
Minneapolis Student Housing
Revenue
(Riverton Community
Housing Project)
5.25% 8/1/39	205,000	210,404
Minneapolis Student Housing
Revenue
5.50% 8/1/49	990,000	1,022,432
Minnesota Higher Education
Facilities Authority Revenue
(Carleton College)
Series 6-T 5.00% 1/1/28	1,000,000	1,068,910
Series D 5.00% 3/1/30	1,120,000	1,236,928
(College of St. Benedict)
Series 7-M 5.00% 3/1/31	300,000	325,530
Series 7-M 5.125%
3/1/36	275,000	296,934
(St. Catherine University)
Series 7-Q 5.00%
10/1/32	700,000	765,681
(St. Johns University)
Series 8-I 5.00% 10/1/31	235,000	277,735
Series 8-I 5.00% 10/1/34	35,000	40,910
(St. Scholastic College)
Series H 5.25% 12/1/35	1,000,000	1,081,770
(University of St. Thomas)
Series 6-X 5.00% 4/1/29	2,250,000	2,354,445
Series 7-A 5.00%
10/1/39	1,000,000	1,111,570
Series 7-U 5.00% 4/1/22	750,000	885,683
Otsego Charter School
(Kaleidoscope Charter
School)
Series A 5.00% 9/1/34	335,000	349,335
Series A 5.00% 9/1/44	700,000	717,773
Rice County Educational
Facilities Revenue
(Shattuck-St. Mary’s
School) Series A 144A
5.00% 8/1/22 #	1,250,000	1,301,113
St. Paul Housing &
Redevelopment Authority
Charter School Lease
Revenue
(Academia Cesar Chavez
School Project) Series A
5.25% 7/1/50	880,000	846,155
(Nova Classical Academy)
Series A 6.375% 9/1/31	750,000	852,697
(Twin Cities Academy
Project) Series A 5.30%
7/1/45	630,000	639,960
University of Minnesota
Series A 5.25% 12/1/28	500,000	589,300

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Schedule of investments

Delaware Investments® Minnesota Municipal Income Fund II, Inc. (Unaudited)

	Principal	Value
	Amount°	(U.S. $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
University of Minnesota
Series A 5.25% 4/1/29	1,000,000	$1,115,490
Series C 5.00% 12/1/19	1,290,000	1,459,699
Series D 5.00% 12/1/27	1,110,000	1,295,259
Series D 5.00% 12/1/28	1,880,000	2,185,782
Series D 5.00% 12/1/29	2,265,000	2,627,604
Series D 5.00% 12/1/31	1,000,000	1,153,920
Series D 5.00% 12/1/36	3,000,000	3,415,350
		34,533,107
Electric Revenue Bonds – 10.09%
Central Minnesota Municipal
Power Agency Revenue
(Brookings Southeast Twin
Cities Transportation)
5.00% 1/1/32	1,130,000	1,266,425
(Brookings Twin Cities
Transmission Project)
5.00% 1/1/42	1,000,000	1,103,880
Chaska Electric Revenue
Series A 5.00% 10/1/28	445,000	535,695
Minnesota Municipal Power
Agency Electric Revenue
5.00% 10/1/25	500,000	607,200
5.00% 10/1/26	500,000	601,375
5.00% 10/1/27	320,000	382,304
Northern Municipal Power
Agency
Series A 5.00% 1/1/26	100,000	117,083
Series A 5.00% 1/1/30	340,000	389,807
Rochester Electric Utility
Revenue
Series B 5.00% 12/1/30	1,300,000	1,534,221
Series B 5.00% 12/1/43	1,000,000	1,144,530
Western Minnesota Municipal
Power Agency Supply
Revenue
Series A 5.00% 1/1/25	3,000,000	3,574,380
Series A 5.00% 1/1/26	1,000,000	1,184,300
Series A 5.00% 1/1/33	1,000,000	1,167,620
Series A 5.00% 1/1/40	750,000	858,277
Series A 5.00% 1/1/46	2,500,000	2,847,550
		17,314,647
Healthcare Revenue Bonds – 33.32%
Anoka Health Care Facilities
Revenue
5.375% 11/1/34	610,000	643,166
Anoka Health Care Facilities
Revenue
(Homestead Anoka Project)
Series A 7.00% 11/1/46	1,200,000	1,287,180
Center City Health Care
Facilities Revenue
(Hazelden Betty Ford
Foundation Project)
5.00% 11/1/27	500,000	589,535
5.00% 11/1/29	300,000	349,917
(Hazelden Foundation
Project)
4.75% 11/1/31	850,000	893,537
5.00% 11/1/41	1,600,000	1,701,568
Cloquet Housing Facilities
Revenue
(HADC Cloquet Project)
Series A 5.00% 8/1/48	500,000	503,870
Deephaven Housing &
Healthcare Revenue
(St. Therese Senior Living
Project)
Series A 5.00% 4/1/38	280,000	286,300
Series A 5.00% 4/1/40	270,000	275,740
Duluth Economic
Development Authority
(St. Luke’s Hospital
Authority Obligation
Group)
5.75% 6/15/32	1,400,000	1,552,852
6.00% 6/15/39	1,000,000	1,113,980
Fergus Falls Health Care
Facilities Revenue
(Lake Region Healthcare)
5.00% 8/1/30	1,000,000	1,022,100
Hayward
(American Baptist Homes
Midwest) 5.75% 2/1/44	500,000	522,870
Hayward Health Care
Facilities Revenue
(St. John’s Lutheran Home
of Albert Lea)
5.375% 10/1/44	680,000	692,172
Maple Grove Health Care
Facilities Revenue
(North Memorial Health
Care) 5.00% 9/1/30	865,000	989,292

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(Unaudited)

	Principal	Value
	Amount°	(U.S. $)
Healthcare Revenue Bonds (continued)
Maple Grove Health Care
System Revenue
(Maple Grove Hospital)
5.25% 5/1/37	1,100,000	$1,142,042
Minneapolis Health Care
System Revenue
(Fairview Health Services)
Series A 5.00% 11/15/33	500,000	575,880
Series A 5.00% 11/15/34	500,000	572,235
Series B 6.50% 11/15/38
(AGC)	1,940,000	2,197,147
Minneapolis Senior Housing &
Healthcare Revenue
(Ecumen Mill City Quarter)
5.00% 11/1/35	220,000	222,950
5.25% 11/1/45	850,000	866,252
5.375% 11/1/50	200,000	202,522
Minneapolis – St. Paul
Housing & Redevelopment
Authority Health Care
Revenue
(Children’s Health Care
Facilities) Series A1 5.00%
8/15/34 (AGM)	500,000	554,925
Rochester Health Care &
Housing Revenue
(Samaritan Bethany)
Series A 7.375% 12/1/41	1,220,000	1,357,799
(The Homestead at
Rochester Project) Series A
6.875% 12/1/48	1,220,000	1,381,626
Rochester Health Care
Facilities Revenue
(Mayo Clinic)
4.00% 11/15/41	4,860,000	5,068,105
Series C 4.50%
11/15/38 ●	1,750,000	2,024,330
Sartell Health Care Facilities
Revenue
(Country Manor Campus
Project)
5.25% 9/1/30	1,000,000	1,059,550
Series A 5.30% 9/1/37	600,000	632,706
Shakopee Health Care
Facilities Revenue
(St. Francis Regional
Medical Center)
4.00% 9/1/31	205,000	215,812
5.00% 9/1/34	165,000	186,849
St. Cloud Health Care
Revenue
(Centracare Health System
Project)
5.50% 5/1/39 (AGC)	1,500,000	1,635,975
Series A 5.125% 5/1/30	5,175,000	5,854,426
Series B 5.00% 5/1/24	1,400,000	1,687,294
St. Paul Housing &
Redevelopment Authority
Health Care Facilities
Revenue
(Allina Health System)
Series A-1 5.25%
11/15/29	1,395,000	1,568,845
(Health Partners Obligation
Group Project)
5.00% 7/1/29	2,000,000	2,347,480
5.00% 7/1/32	600,000	693,456
St. Paul Housing &
Redevelopment Authority
Hospital Facility
(Healtheast Care System
Project)
Series A 5.00% 11/15/29	395,000	454,945
Series A 5.00% 11/15/30	290,000	332,952
St. Paul Housing &
Redevelopment Authority
Housing & Health Care
Facilities Revenue
(Senior Carondelet Village
Project) Series A 6.00%
8/1/42	770,000	799,375
(Senior Episcopal Homes
Project)
5.125% 5/1/48	1,200,000	1,246,464
Series A 4.75% 11/1/31	740,000	756,295
Washington County Housing
& Redevelopment Authority
Revenue
(Birchwood & Woodbury
Projects) Series A 5.625%
6/1/37	1,500,000	1,564,815
Wayzata Senior Housing
Revenue
(Folkestone Senior Living
Community)
Series A 5.50% 11/1/32	420,000	455,339
Series A 5.75% 11/1/39	945,000	1,019,570
Series A 6.00% 5/1/47	1,475,000	1,600,493

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Schedule of investments

Delaware Investments® Minnesota Municipal Income Fund II, Inc. (Unaudited)

	Principal	Value
	Amount°	(U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Winona Health Care Facilities
Revenue
(Winona Health Obligation)
4.65% 7/1/26	465,000	$496,346
4.75% 7/1/27	785,000	837,760
5.00% 7/1/23	1,010,000	1,047,562
5.00% 7/1/34	750,000	805,650
Woodbury Housing &
Redevelopment Authority
Revenue
(St. Therese of Woodbury)
5.125% 12/1/44	1,250,000	1,289,887
		57,179,738
Housing Revenue Bonds – 4.68%
Minneapolis Multifamily
Housing Revenue
(Olson Townhomes Project)
6.00% 12/1/19 (AMT)	410,000	410,262
(Seward Towers Project)
5.00% 5/20/36 (GNMA)	1,885,000	1,891,315
Minnesota Housing Finance
Agency
(Non Ace - State
Appropriated Housing)
5.00% 8/1/33	1,390,000	1,611,510
Minnesota State Housing
Finance Agency
(Residential Housing)
Series D 4.75% 7/1/32
(AMT) ●	695,000	698,871
Series I 5.15% 7/1/38
(AMT)	500,000	500,405
Series L 5.10% 7/1/38
(AMT)	1,060,000	1,080,193
Minnesota State Housing
Finance Agency
Homeownership
(Mortgage-Backed
Securities Program) 4.40%
7/1/32 (GNMA) (FNMA)	1,180,000	1,265,279
Northwest Multi-County
Housing & Redevelopment
Authority
(Pooled Housing Program)
5.50% 7/1/45	560,000	563,758
		8,021,593
Lease Revenue Bonds – 15.05%
Minnesota State General
Fund Revenue
Appropriations
Series A 5.00% 6/1/32	780,000	906,664
Series A 5.00% 6/1/38	5,500,000	6,301,185
Series A 5.00% 6/1/43	1,750,000	1,979,897
Series B 4.00% 3/1/26	3,000,000	3,296,490
Series B 5.00% 3/1/21	1,500,000	1,767,600
Series B 5.00% 3/1/29	3,525,000	4,108,141
University of Minnesota
Special Purpose Revenue
(State Supported Biomed
Science Research)
5.00% 8/1/35	1,040,000	1,175,450
5.00% 8/1/36	4,000,000	4,641,800
Virginia Housing &
Redevelopment Authority
Health Care Facility Lease
Revenue
5.25% 10/1/25	680,000	681,340
5.375% 10/1/30	965,000	966,727
		25,825,294
Local General Obligation Bonds – 6.95%
Hopkins Independent School
District No. 270
Series A 5.00% 2/1/28	1,000,000	1,152,220
Mahtomedi Independent
School District No 832
(School Building) Series A
5.00% 2/1/28	515,000	630,035

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(Unaudited)

	Principal	Value
	Amount°	(U.S. $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Rocori Independent School
District No. 750
(School Building)
Series B 5.00% 2/1/22	1,010,000	$1,115,202
Series B 5.00% 2/1/24	1,075,000	1,185,327
Series B 5.00% 2/1/25	1,115,000	1,227,559
Series B 5.00% 2/1/26	1,155,000	1,271,597
St. Paul Independent School
District No. 625
(School Building)
Series B 5.00% 2/1/22	1,300,000	1,563,770
Series B 5.00% 2/1/26	1,000,000	1,187,990
Willmar
(Rice Memorial Hospital
Project) Series A 4.00%
2/1/32	2,440,000	2,589,670
		11,923,370
Pre-Refunded/Escrowed to Maturity Bonds – 18.97%
Dakota-Washington Counties
Housing & Redevelopment
Authority Single Family
Residential Mortgage
Revenue
(City of Bloomington)
Series B 8.375% 9/1/21
(GNMA) (AMT)	7,055,000	9,498,358
Deephaven Charter School
(Eagle Ridge Academy
Project) Series A 5.50%
7/1/43-23 §	500,000	616,235
Minneapolis Health Care
System Revenue
(Fairview Health Services)
Series A 6.375%
11/15/23-18 §	1,105,000	1,270,021
Series A 6.625%
11/15/28-18 §	1,150,000	1,329,849
Series B 6.50%
11/15/38-18 (AGC) §	355,000	409,265
Minneapolis Revenue
(National Marrow Donor
Program Project)
Series NMDP 4.875%
8/1/25-18 §	1,000,000	1,098,430
Southern Minnesota
Municipal Power Agency
Revenue
Series A 5.75% 1/1/18	2,120,000	2,155,828
Southern Minnesota
Municipal Power Agency
Supply Revenue
Series A 5.25%
1/1/30-19 §	1,030,000	1,156,937
St. Louis Park Health Care
Facilities Revenue
(Park Nicollet Health
Services)
5.75% 7/1/39-19 §	3,565,000	4,129,304
Series C 5.50%
7/1/23-18 §	1,000,000	1,111,750
St. Paul Housing &
Redevelopment Authority
Health Care Facilities
Revenue
(Health Partners Obligation
Group Project) 5.25%
5/15/36-16 §	2,000,000	2,083,600
University of Minnesota
Series A 5.50% 7/1/21	4,000,000	4,717,680
Series A 5.75% 7/1/18	1,750,000	1,957,270
University of Minnesota
Hospital & Clinics
6.75% 12/1/16	970,000	1,025,309
		32,559,836
Special Tax Revenue Bonds – 5.57%
Guam Government Business
Privilege Tax Revenue
Series A 5.25% 1/1/36	150,000	166,926
Hennepin County Sales Tax
Revenue
(Second Lien-Ballpark
Project) Series B 4.75%
12/15/27	1,905,000	2,029,568
Minneapolis Community
Planning & Economic
Development Department
(Limited Tax Supported
Common Bond Fund)
6.25% 12/1/30	1,000,000	1,193,900
Series 1 5.50% 12/1/24
(AMT)	920,000	937,416
Minnesota Public Safety Radio
5.00% 6/1/23	2,845,000	3,210,184
St. Paul Port Authority
(Brownfields
Redevelopment Tax)
Series 2 5.00% 3/1/37	895,000	932,662

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Schedule of investments

Delaware Investments® Minnesota Municipal Income Fund II, Inc. (Unaudited)

	Principal	Value
	Amount°	(U.S. $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
St. Paul Sales Tax Revenue
Series G 5.00% 11/1/30	935,000	$1,095,212
		9,565,868
State General Obligation Bonds – 14.82%
Minnesota State
(State Trunk Highway)
Series B 5.00% 10/1/22	5,500,000	6,645,045
Series B 5.00% 10/1/29	3,315,000	3,913,258
(State Various Purpose)
Series D 5.00% 8/1/24	2,700,000	3,131,109
(Various Purposes) Series F
5.00% 10/1/22	5,000,000	6,105,850
State of Minnesota
SER A 5.00% 8/1/24	4,500,000	5,638,725
		25,433,987
Transportation Revenue Bonds – 4.47%
Minneapolis – St. Paul
Metropolitan Airports
Commission Revenue
5.00% 1/1/21	2,600,000	3,043,612
5.00% 1/1/22	670,000	778,694
Subordinate
Series B 5.00% 1/1/26	540,000	627,518
Series B 5.00% 1/1/26
(AMT)	500,000	581,855
Series B 5.00% 1/1/27	1,190,000	1,372,713
Series B 5.00% 1/1/30	500,000	569,545
Series B 5.00% 1/1/31	250,000	284,325
St. Paul Port Authority
Revenue
(Amherst H. Wilder
Foundation) Series 3
5.00% 12/1/36	380,000	410,161
		7,668,423
Water & Sewer Revenue Bonds – 1.58%
Metropolitan Council Waste
Water Revenue
Series B 4.00% 9/1/27	1,145,000	1,272,118
St. Paul Sewer Revenue
Series D 5.00% 12/1/21	1,325,000	1,445,549
		2,717,667
Total Municipal Bonds
(cost $230,269,618)		243,957,455
Total Value of
Securities – 142.16%
(cost $230,269,618)		243,957,455
Liquidation Value of
Preferred
Stock – (43.70%)		(75,000,000)
Receivables and Other
Assets Net of
Liabilities – 1.54%		2,651,289
Net Assets Applicable to
11,504,975 Shares
Outstanding – 100.00%		$171,608,744
____________________

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Dec. 31, 2015, the aggregate value of Rule 144A securities was $1,301,113, which represents 0.76% of the Fund’s net assets.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
●	Variable rate security. The rate shown is the rate as of Dec. 31, 2015. Interest rates reset periodically.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded.

Summary of abbreviations:
AGM - Insured by Assured Guaranty Municipal Corporation
AMT - Subject to Alternative Minimum Tax
AGC - Insured by Assured Guaranty Corporation
FNMA - Federal National Mortgage Association Collateral
GNMA - Government National Mortgage Association Collateral

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Notes

Delaware Investments® Minnesota Municipal Income Fund II, Inc.
December 31, 2015 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Investments Minnesota Municipal Income Fund II, Inc. (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Directors/Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Dec. 31, 2015:

Securities	Level 2
Municipal Bonds	$243,957,455

During the period ended Dec. 31, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

(continues)     NQ- OVJ [12/15] 2/16 (16087) 7

Notes

December 31, 2015 (Unaudited)

3. Subsequent Events

On January 22, 2016, Delaware Investments Minnesota Municipal Income Fund II, (the “Fund”) successfully issued $75,000,000 of Variable Rate MuniFund Term Preferred (“VMTP”) shares with a $100,000 liquidation value per share in a privately negotiated offering. The net proceeds from each offering were used to redeem the Series 2016 VMTP shares previously outstanding. The VMTP shares were offered to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933.

The Fund is obligated to redeem their VMTP shares on February 1, 2021, unless earlier redeemed or repurchased by a Fund. VMTP shares are subject to optional and mandatory redemption in certain circumstances. A Fund may be obligated to redeem certain of the VMTP shares if the Fund fails to maintain certain asset coverage and leverage ratio requirements and such failures are not cured by the applicable cure date. The redemption price per share is equal to the sum of the liquidation value per share plus any accumulated but unpaid dividends. Dividends on the VMTP shares are set weekly, subject to adjustments in certain circumstances.

The Fund uses leverage because tits manager believes that, over time, leveraging may provide opportunities for additional income and total return for common shareholders. However, the use of leverage also can expose common shareholders to additional volatility. For example, as the prices of securities held by a Fund decline, the negative impact of these valuation changes on common share net asset value and common shareholder total return is magnified by the use of leverage; accordingly, the use of structural leverage may hurt a Fund’s overall performance.

Leverage may also cause the Fund to incur certain costs. In the event that a Fund is unable to meet certain criteria (including, but not limited to, maintaining certain ratings with Fitch Ratings and Moody’s Investors Service, funding dividend payments, or funding redemptions), that Fund will pay additional fees with respect to the leverage.

For financial reporting purposes, the VMTP shares are considered debt of the issuer; therefore, the liquidation value which approximates fair value of the VMTP share is recorded as a liability in the statements of assets and liabilities. Dividends accrued and paid on the VMTP shares are included as a component of interest expense in the statements of operations. The VMTP shares are treated as equity for legal and tax purposes. Dividends paid to holders of the VMTP shares are generally classified as tax-exempt income for tax-reporting purposes.

Management has determined that no additional material events or transactions occurred subsequent to Dec. 31, 2015 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

8 NQ- OVJ [12/15] 2/16 (16087)

Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: